5. Prepaid Expenses: Schedule of prepaid expenses (Details) - CAD ($)		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023
Details
Prepaid insurance	$ 483,278	$ 0	$ 283,307
Advances made to suppliers and deposits	448,872	706,634	600,565
Prepaids and deposits	$ 932,150	$ 706,634	$ 883,872